Fees Summary	Oct. 08, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $12,124,000.00.
Narrative - Max Aggregate Offering Price	$ 12,124,000.00